Goodwill and Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 312,750	$ 226,679	$ 203,122
Addition from business acquisition	185	86,095	23,631
Measurement period adjustments	(1,070)
Effect of foreign currency exchange rates	(292)	(24)	(74)
Balance	311,573	312,750	226,679
Gaming Components and Systems
Balance	145,375	133,063	133,045
Addition from business acquisition		12,317	57
Measurement period adjustments	(47)
Effect of foreign currency exchange rates	284	(5)	(39)
Balance	145,612	145,375	133,063
Gaming and Creator Peripherals
Balance	167,375	93,616	70,077
Addition from business acquisition	185	73,778	23,574
Measurement period adjustments	(1,023)
Effect of foreign currency exchange rates	(576)	(19)	(35)
Balance	$ 165,961	$ 167,375	$ 93,616